PATENTS, NET (Details Narrative) - Patents [Member] - USD ($)	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Finite-Lived Intangible Assets [Line Items]
Amortized period	20 years
Amortization expense	$ 302	$ 159